Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,450,000
Maximum Aggregate Offering Price	$ 20,700,000.00
Amount of Registration Fee	$ 2,858.67
Offering Note	(1) Includes 450,000 additional shares that the underwriter has the option to purchase.